Note 18 - Dividend Series B Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2014	-	-	-	-
Issuance of preferred shares from private placement net of issuance costs	30,700	29,000,000		29,000,000
Dividends declared	1,440		1,440,100	1,440,100
Balance, December 31, 2014	32,140	29,000,000	1,440,100	30,440,100